Other operating expenses - Summary of Cumulative Number of Shares Allocated (Detail)	12 Months Ended
	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	41,404,249	[1]
Number of shares allocated	42,497,128	[2],[3],[4]
2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	8,381,086	[1]
Number of shares allocated	6,522,324	[2],[3],[4]
2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	9,449,451	[1]
Number of shares allocated	13,297,242	[2],[3],[4]
2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	7,495,307	[1]
Number of shares allocated	10,953,082	[2],[3],[4]
2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	7,932,942	[1]
Number of shares allocated	10,831,102	[2],[3],[4]
2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	8,145,463	[1]
Number of shares allocated	893,378	[2],[3],[4]

[1]	The at target number of shares which were conditionally granted as variable compensation for the plan year.
[2]	The allocated number of shares as variable compensation based on the actual performance during the plan year.
[3]	The number of allocated shares for 2023 has been updated to reflect the final shares allocation which became available after the publication date of the annual report 2023. In 2023, the annual report only reflected shares as part of fixed compensation and/or sign-on arrangements for a total of 1,511,212 shares.
[4]	The number of allocated shares for 2024 only reflects the shares as part of fixed compensation and/or sign-on arrangements.